Loans and financing	12 Months Ended
Dec. 31, 2019
Loans and financing
Loans and financing

15      Loans and financing

	Interest rate	Maturity	2019
Bank loan	100% CDI + 0.7% pa	October/2020	98,561

On October 25, 2019, the Company entered into a loan agreement in the amount of R$ 100,000, maturing in October 2020 (single installment), classified as short-term on the consolidated balance sheet. The loan is secured by guarantee letter.

Set out below the movements during the period:

2019
Balance at beginning of the year	—
Additions	100,000
Business combination	548
Loan cost	(2,426)
Interest expense	1,002
Payment of loans and financing	(563)
Balance at end of year	98,561